UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 52.1%
	Applications Software – 0.1%
3,554	Red Hat, Inc.*,3	$624,225

	Commercial Banks-Southern US – 2.7%
440,396	FCB Financial Holdings, Inc. - Class A*,3	14,788,498

	Commercial Services-Finance – 0.4%
129,342	Travelport Worldwide Ltd.[1]	2,020,322

	Computers – 0.4%
40,859	Dell Technologies, Inc. - Class C*	1,996,783

	Data Processing/Management – 1.2%
45,944	Dun & Bradstreet Corp.	6,558,047

	Enterprise Software/Service – 1.1%
155,376	Apptio, Inc.*,3	5,898,073

	Gas-Distribution – 7.7%
586,222	Vectren Corp.[3]	42,196,260

	Medical Information Systems – 1.4%
56,424	athenahealth, Inc.*,3	7,444,018

	Medical-Biomedical/Generics – 10.4%
494,620	Pacific Biosciences of California, Inc.*,3	3,660,188
307,278	Shire PLC - ADR[3]	53,478,663
		57,138,851
	Medical-Drugs – 1.6%
116,144	TESARO, Inc.*	8,623,692

	Multimedia – 7.6%
869,344	Twenty-First Century Fox, Inc. - Class A3	41,832,833

	Pharmacy Services – 0.0%
1	Cigna Corp.[3]	226

	Pipelines – 12.9%
1,563,210	Dominion Energy Midstream Partners LP3	28,200,309
42,093	TransMontaigne Partners LP3	1,708,134
975,884	Valero Energy Partners LP3	41,153,028
		71,061,471
	REITS-Single Tenant – 1.5%
1,135,278	Select Income REIT[3]	8,355,646

	REITS-Warehouse/Industries – 2.1%
600,025	Industrial Logistics Properties Trust – REIT[3]	11,802,499

	Telecommunication Equipment – 0.9%
171,135	ARRIS International PLC*,1,3	5,231,597

	Television – 0.1%
9,075	Tribune Media Co.	411,823

	Total Common Stocks (Cost $297,425,738)	285,984,864

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	CVS Health Corp.
19	Exercise Price: $185.00, Notional Amount: $351,500, Expiration Date: January 18, 2019*	$171
242	Exercise Price: $180.00, Notional Amount: $4,356,000, Expiration Date: January 18, 2019*	363

	Total PUT Options (Cost $24,428)	534

	Total Purchased Options Contracts (Cost $24,428)	534

Number of Shares
	Rights – 0.0%
451,878	Corium International, Expiration Date: March 31, 2020*,3,4	—

	Total Rights (Cost $0)	—

	Short-Term Investments – 45.3%
248,711,016	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.24%[2,3]	248,711,016

	Total Short-Term Investments (Cost $248,711,016)	248,711,016

	Total Investments – 97.4% (Cost $546,161,182)	534,696,414
	Other Assets in Excess of Liabilities – 2.6%	14,466,410

	Total Net Assets – 100.0%	$549,162,824

	Securities Sold Short – (16.8)%
	Common Stocks – (16.8)%
	Commercial Banks-Southern US – (2.7)%
(464,617)	Synovus Financial Corp.	(14,863,098)

	Computers – (0.4)%
(40,858)	Dell Technologies, Inc. - Class C*	(1,996,730)

	Electric-Integrated – (5.1)%
(389,549)	Dominion Energy, Inc.	(27,837,171)

	Medical-Drugs – (4.7)%
(1,546,841)	Takeda Pharmaceutical Co., Ltd. - Spon. ADR	(26,017,866)

	Multimedia – (0.3)%
(17,207)	Walt Disney Co.	(1,886,748)

	REITS-Office Property – (1.5)%
(1,180,691)	Government Properties Income Trust - REIT	(8,111,347)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	COMMON STOCKS (Continued)
	REITS-Warehouse/Industries – (2.1)%
(600,025)	Industrial Logistics Properties Trust - REIT	$(11,802,492)

	Total Common Stocks (Proceeds $100,874,569)	(92,515,452)

	Total Securities Sold Short (Proceeds $100,874,569)	$(92,515,452)

Number of Contracts
	WRITTEN Options Contracts – (0.0)%
	Call Options – (0.0)%
	Red Hat, Inc.
(37)	Exercise Price: $170.00, Notional Amount: $(629,000), Expiration Date: January 18, 2019*	(22,570)
	Tribune Media Co.
(91)	Exercise Price: $45.00, Notional Amount: $(409,500), Expiration Date: January 18, 2019*	(3,412)
	Twenty-First Century Fox, Inc. - Class A
(181)	Exercise Price: $49.00, Notional Amount: $(886,900), Expiration Date: January 18, 2019*	(4,525)

	Total CALL Options (Proceeds $31,059)	(30,507)

	Total WRITTEN Options Contracts (Proceeds $31,059)	$(30,507)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[4]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of this security is $0.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 3.9%
$250,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.455% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	$245,145
1,000,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 5.240% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	933,964
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,3,4]	124,913
768,304	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,3,4]	520,946
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[3,4]	95,477
	Total Asset-Backed Securities (Cost $1,995,221)	1,920,445

Number of Shares
	Closed-End Funds – 25.6%
29,793	Aberdeen Emerging Markets Equity Income Fund, Inc.	189,186
90,771	Aberdeen Total Dynamic Dividend Fund[8]	654,459
11,586	Advent Claymore Convertible Securities and Income Fund[8]	145,288
8,140	Alliance California Municipal Income Fund, Inc.	111,355
44,238	AllianzGI Convertible & Income 2024 Target[8]	353,019
31,600	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[8]	337,488
6,634	BlackRock Municipal 2030 Target Term Trust[8]	136,063
11,865	BlackRock Resources & Commodities Strategy Trust[8]	83,767
50,275	BrandywineGLOBAL Global Income Opportunities Fund, Inc. [8]	521,854
1,698	Brookfield Real Assets Income Fund, Inc.	32,381
54,141	Clough Global Opportunities Fund[8]	445,580
50,533	Cornerstone Strategic Value Fund, Inc.[8]	564,959
15,311	Cornerstone Total Return Fund, Inc.[8]	170,105
52,047	Delaware Enhanced Global Dividend & Income Fund[8]	452,809
23,603	Eagle Growth & Income Opportunities Fund[8]	298,106
37,758	Eaton Vance Limited Duration Income Fund[8]	450,075
5,026	Franklin Ltd. Duration Income Trust[8]	45,335
43,962	Garrison Capital, Inc.[8]	282,676
45,166	Highland Floating Rate Opportunities Fund[8]	578,125
104,888	Invesco Senior Income Trust[8]	410,112
23,011	Kayne Anderson MLP/Midstream Investment Co.[8]	316,631
42,600	Lazard World Dividend & Income Fund, Inc.[8]	362,526
77,255	Liberty All Star Growth Fund, Inc.[8]	339,149
44,379	Morgan Stanley Emerging Markets Debt Fund, Inc.[8]	365,239
31,139	Morgan Stanley Emerging Markets Fund, Inc.[8]	501,649
15,238	NexPoint Strategic Opportunities Fund[8]	303,693
7,520	Nuveen California Quality Municipal Income Fund	95,880

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
20,082	Nuveen Credit Strategies Income Fund[8]	$148,607
24,041	Nuveen Emerging Markets Debt 2022 Target Term Fund[8]	183,433
12,322	Nuveen Intermediate Duration Quality Municipal Term Fund[8]	152,177
14,325	Nuveen Mortgage Opportunity Term Fund[8]	320,164
19,463	Nuveen Mortgage Opportunity Term Fund 2[8]	431,495
76,979	PGIM Global Short Duration High Yield Fund, Inc.[8]	994,569
7,912	PGIM Short Duration High Yield Fund, Inc.[8]	103,093
7,746	Special Opportunities Fund, Inc.[8]	91,751
23,520	Sprott Focus Trust, Inc.[8]	136,416
55,764	Templeton Global Income Fund[8]	336,257
3,077	The China Fund, Inc.[8]	51,971
8,461	The India Fund, Inc.[8]	171,251
30,230	Tortoise MLP Fund, Inc.[8]	370,318
24,225	Virtus Total Return Fund, Inc.[8]	209,789
54,231	Voya Prime Rate Trust[8]	243,497
10,894	Western Asset Global High Income Fund, Inc.[8]	90,093

	Total Closed-End Funds (Cost $14,519,149)	12,582,390

Principal Amount
	Collateralized Mortgage Obligations – 15.7%
	Alternative Loan Trust
$62,330	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[3]	60,348
11,932,858	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[3,4]	167,323
309,174	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[3]	207,035
175,553	American Home Mortgage Assets Trust 2007-1 Series 2007-1, Class A1, 2.857% (12MTA+70 basis points), 2/25/2047[2,3]	106,595
250,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.793%, 8/10/2046[1,3,4]	237,363
547,978	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[3]	443,962
274,023	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 2.786% (LIBOR 1 Month+28 basis points), 8/25/2036[2,3]	255,770
467,813	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, Class A1C, 5.665%, 2/25/2036[3,4]	444,663
159,263	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 2.686% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	147,624
221,085	HarborView Mortgage Loan Trust Series 2006-13, Class A, 2.650% (LIBOR 1 Month+18 basis points), 11/19/2046[2,3]	184,607

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$134,460	Impac CMB Trust Series 2004-10, Class 3A1, 3.206% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	$125,057
3,600	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 4.222%, 6/25/2037[3,4]	3,293
1,451,297	IndyMac INDX Mortgage Loan Trust Series 2005-AR18, Class 1X, 1.248%, 10/25/2036[3,4]	48,556
582,792	JP Morgan Alternative Loan Trust Series 2006-S2, Class A5, 6.380%, 5/25/2036[3,5]	471,863
203,241	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.746% (LIBOR 1 Month+24 basis points), 10/25/2046[2,3]	161,146
	MASTR Alternative Loan Trust
342,273	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[3]	279,512
583,577	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[3]	430,545
660,681	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 2.616% (LIBOR 1 Month+11 basis points), 3/25/2037[2,3]	274,694
	Morgan Stanley Mortgage Loan Trust
600,025	Series 2006-13AX, Class A2, 2.846% (LIBOR 1 Month+34 basis points), 10/25/2036[2,3]	307,829
378,442	Series 2007-7AX, Class 2A1, 2.626% (LIBOR 1 Month+12 basis points), 4/25/2037[2,3]	186,875
	RALI Trust
472,475	Series 2006-QA4, Class A, 2.686% (LIBOR 1 Month+18 basis points), 5/25/2036[2,3]	422,212
315,323	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[3]	282,241
210,162	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[3]	188,112
316,744	Series 2006-QS16, Class A7, 6.000%, 11/25/2036[3]	279,025
451,261	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[3]	398,288
471,786	Series 2006-QO9, Class 1A3A, 2.706% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	410,194
618,758	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 3.206% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	555,438
92,215	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class A1A, 3.127% (12MTA+97 basis points), 5/25/2046[2,3]	76,863
700,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.768%, 2/15/2048[1,3]	587,441

	Total Collateralized Mortgage Obligations (Cost $8,008,134)	7,744,474

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 38.9%
	Communications – 4.2%
101,686	eDreams ODIGEO S.A.*	$276,700
23,274	Houghton Mifflin Harcourt Co.*,8	206,208
32,848	IMAX Corp.*,6,8	617,871
265	Tribune Media Co.	12,026
19,849	Twenty-First Century Fox, Inc. - Class A8	955,134
		2,067,939
	Consumer Discretionary – 4.0%
28,639	BlueLinx Holdings, Inc.*,8	707,670
36,627	Garrett Motion, Inc.*	451,977
61,181	Potbelly Corp.*,8	492,507
170,922	Restaurant Group PLC	310,648
		1,962,802
	Consumer Staples – 1.9%
32,154	Darling Ingredients, Inc.*,8	618,643
23,716	Primo Water Corp.*,8	332,261
		950,904
	Energy – 4.3%
12,039	CrossAmerica Partners LP	170,472
39,144	Dominion Energy Midstream Partners LP8	706,158
1,290	TransMontaigne Partners LP	52,348
28,486	Valero Energy Partners LP8	1,201,255
		2,130,233
	Financials – 8.5%
5,464	Bain Capital Specialty Finance, Inc.	91,631
60,178	Barings BDC, Inc.[8]	542,204
13,056	Big Rock Partners Acquisition Corp.*,8	130,560
16,608	CM Seven Star Acquisition Corp.*,6,8	167,741
2,228	Diamond Hill Investment Group, Inc.[8]	332,975
49,538	Exantas Capital Corp.[8]	496,371
13,289	FCB Financial Holdings, Inc. - Class A*,8	446,245
7,584	FS KKR Capital Corp.	39,285
83,486	Great Elm Capital Group, Inc.*,8	282,183
24,004	GSV Capital Corp.*,8	125,301
17,430	Haymaker Acquisition Corp.*,8	174,474
16,385	Industrial Logistics Properties Trust – REIT[8]	322,293
10,839	Legacy Acquisition Corp.*,8	106,439
20,144	Leisure Acquisition Corp.*,8	198,418
7,150	Modern Media Acquisition Corp.*,8	72,930
84,704	OHA Investment Corp.[8]	85,551
24,682	One Madison Corp.*,6,8	247,560
8,568	Pensare Acquisition Corp.*,8	86,794
695	Reebonz Holding Ltd.*,6,8	1,446

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
31,214	Select Income REIT[8]	$229,735
		4,180,136
	Health Care – 3.9%
14,829	Pacific Biosciences of California, Inc.*,8	109,735
8,685	Shire PLC – ADR[8]	1,511,537
3,610	TESARO, Inc.*	268,043
		1,889,315
	Industrials – 0.2%
106,973	Vertex Energy, Inc.*,8	109,112

	Materials – 2.4%
20,552	AdvanSix, Inc. *,8	500,236
13,044	Berry Global Group, Inc.*,8	619,981
4,513	Univar, Inc.*	80,061
		1,200,278
	Technology – 5.9%
69,000	Adesto Technologies Corp.*,8	303,600
4,723	Apptio, Inc.*,8	179,285
5,054	ARRIS International PLC*,6,8	154,501
1,661	athenahealth, Inc.*,8	219,136
1,169	Dell Technologies, Inc. - Class C*	57,129
1,282	Dun & Bradstreet Corp.	182,993
74,683	EXFO, Inc.*,6,8	212,100
4,614	MicroStrategy, Inc. - Class A*,8	589,438
30,203	OneSpan, Inc.*,8	391,129
1,078	PC-Tel, Inc.	4,624
59	Red Hat, Inc.*,8	10,363
3,669	Super Micro Computer, Inc.*	50,632
80,330	Telenav, Inc.*,8	326,140
2,057	TESSCO Technologies, Inc.	24,684
3,786	Travelport Worldwide Ltd.[6]	59,137
32,516	USA Technologies Inc*	126,487
		2,891,378
	Utilities – 3.6%
26,805	Luxfer Holdings PLC[6,8]	472,572
17,804	Vectren Corp.[8]	1,281,532
		1,754,104

	Total Common Stocks (Cost $20,748,965)	19,136,201

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 3.2%
	Financials – 3.2%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[3,4]	$301,335
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,3,4]	203,091
300,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[3,4]	298,968
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[3,4]	302,228
500,000	MB Financial Bank N.A. 4.000% (LIBOR 3 Month+187 basis points), 12/1/2027[3,4]	488,953
		1,594,575
	Total Corporate Bonds (Cost $1,605,000)	1,594,575

Number of Shares
	Exchange-Traded Debt Securities – 2.4%
9,971	Capital Southwest Corp. 5.950%, 12/15/2022[3,8]	247,779
4,024	Monroe Capital Corp. 5.750%, 10/31/2023[3,8]	92,954
16,516	Oxford Square Capital Corp. 6.500%, 3/30/2024[3,8]	404,642
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3,8]	156,011
6,730	THL Credit, Inc. 6.750%, 12/30/2022[3,8]	168,250
3,640	THL Credit, Inc. 6.125%, 10/30/2023[3]	89,544
1,353	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3,8]	33,717

	Total Exchange-Traded Debt Securities (Cost $1,216,338)	1,192,897

Number of Contracts
Purchased Options Contracts – 0.0%
Put Options – 0.0%
CVS Health Corp.
8	Exercise Price: $180.00, Notional Amount: $144,000, Expiration Date: January 18, 2019*	12

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts (Continued)
	Put Options (Continued)
1	Exercise Price: $185.00, Notional Amount: $18,500, Expiration Date: January 18, 2019*	$9

	Total Put Options (Cost $843)	21

	Total Purchased Options Contracts (Cost $843)	21

Number of Shares
	Rights – 0.1%
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*,8	4,700
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,8	1,744
16,608	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,6,8	5,315
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*,6,8	1,295
14,253	Corium International, Expiration Date: March 31, 2020*,8,9	—
9,625	KBL Merger Corp. IV, Expiration Date: February 28, 2019*,8	2,214
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*,8	2,287
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2019*,8	5,385

	Total Rights (Cost $0)	22,940

	Warrants – 0.1%
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,8	2,509
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,8	5,305
8,304	CM Seven Star Acquisition Corp., Expiration Date: November 6, 2022*,6,8	1,661
1,058	Concrete Pumping Holdings, Inc., Expiration Date: December 6, 2023*	825
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*,6,8	791
4,619	Falcon Minerals Corp., Expiration Date: August 23, 2023*,8	2,771
8,715	Haymaker Acquisition Corp., Expiration Date: November 16, 2022*,8	5,665
9,625	KBL Merger Corp. IV, Expiration Date: January 15, 2024*,8	866
10,839	Legacy Acquisition Corp., Expiration Date: November 30, 2022*,8	3,588
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,8	7,957
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*,8	915
7,327	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*,6,8	7,400
10,572	NRC Group Holdings Corp., Expiration Date: October 18, 2023*,8	8,563
13,091	One Madison Corp., Expiration Date: February 22, 2023*,6,8	10,211
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,8	1,857
3,476	Reebonz Holding Ltd., Expiration Date: September 19, 2024*,6,8	657
5,522	Smaaash Entertainment, Inc., Expiration Date: May 22, 2024*	960

	Total Warrants (Cost $4,719)	62,501

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 12.1%
5,942,418	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.24%[7,8]	$5,942,418

	Total Short-Term Investments (Cost $5,942,418)	5,942,418

	Total Investments – 102.0% (Cost $54,040,787)	50,198,862
	Liabilities in Excess of Other Assets – (2.0)%	(985,518)

	Total Net Assets – 100.0%	$49,213,344

	Securities Sold Short – (12.9)%
	Common Stocks – (12.5)%
	Communications – (0.3)%
(1,694)	Gray Television, Inc.*	(24,970)
(1,695)	HealthStream, Inc.	(40,934)
(357)	Shopify, Inc.*,6	(49,427)
(313)	Walt Disney Co.	(34,320)
		(149,651)
	Consumer Discretionary – (2.0)%
(2,486)	BG Staffing, Inc.	(51,336)
(329)	Cinemark Holdings, Inc.	(11,778)
(311)	Domino's Pizza, Inc.	(77,125)
(7,529)	El Pollo Loco Holdings, Inc.*	(114,215)
(4,112)	Freshpet, Inc.*	(132,242)
(1,831)	Lovesac Co.*	(42,003)
(1,467)	PetIQ, Inc. - Class A*	(34,430)
(4,943)	Ruth's Hospitality Group, Inc.	(112,354)
(2,391)	Sleep Number Corp.*	(75,866)
(498)	Tesla, Inc.*	(165,735)
(2,820)	Wingstop, Inc.	(181,016)
		(998,100)
	Consumer Staples – (0.3)%
(2,032)	Chefs' Warehouse, Inc.*	(64,984)
(926)	Ollie's Bargain Outlet Holdings, Inc.*	(61,588)
		(126,572)
	Financials – (2.6)%
(2,046)	Axos Financial, Inc.*	(51,518)
(32,464)	Government Properties Income Trust - REIT	(223,028)
(16,386)	Industrial Logistics Properties Trust - REIT	(322,313)
(2,512)	National General Holdings Corp.	(60,816)
(2,556)	Seritage Growth Properties	(82,635)
(14,019)	Synovus Financial Corp.	(448,468)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financials (Continued)
(3,079)	Trupanion, Inc.*	$(78,391)
		(1,267,169)
	Health Care – (2.9)%
(474)	Insulet Corp.*	(37,598)
(883)	iRhythm Technologies, Inc.*	(61,351)
(4,687)	Mallinckrodt PLC*,6	(74,054)
(1,100)	Merit Medical Systems, Inc.*	(61,391)
(3,485)	Tactile Systems Technology, Inc.*	(158,742)
(43,725)	Takeda Pharmaceutical Co., Ltd. - Spon. ADR	(735,454)
(4,210)	Teladoc Health, Inc.*	(208,690)
(2,670)	Vanda Pharmaceuticals, Inc.*	(69,767)
		(1,407,047)
	Industrials – (0.9)%
(5,423)	AAON, Inc.	(190,130)
(1,725)	ArcBest Corp.	(59,099)
(375)	Mesa Laboratories, Inc.	(78,146)
(2,456)	Mobile Mini, Inc.	(77,978)
(289)	MSA Safety, Inc.	(27,244)
		(432,597)
	Materials – (0.1)%
(400)	Quaker Chemical Corp.	(71,084)

	Technology – (2.0)%
(188)	Arista Networks, Inc.*	(39,612)
(1,200)	Benefitfocus, Inc.*	(54,864)
(3,074)	Ciena Corp.*	(104,239)
(3,246)	Cohu, Inc.	(52,163)
(3,460)	CTS Corp.	(89,579)
(1,169)	Dell Technologies, Inc. - Class C*	(57,129)
(2,500)	Diodes, Inc.*	(80,650)
(1,800)	Domo, Inc.*	(35,334)
(6,867)	FormFactor, Inc.*	(96,756)
(200)	HubSpot, Inc.*	(25,146)
(20,536)	KeyW Holding Corp.*	(137,386)
(395)	Motorola Solutions, Inc.	(45,441)
(4,141)	NetScout Systems, Inc.*	(97,852)
(1,300)	Tabula Rasa HealthCare, Inc.*	(82,888)
		(999,039)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Utilities – (1.4)%
(9,756)	Dominion Energy, Inc.	$(697,164)

	Total Common Stocks (Proceeds $6,789,749)	(6,148,423)

	Exchange-Traded Funds – (0.4)%
(5,700)	SPDR Bloomberg Barclays High Yield Bond ETF	(191,463)

	Total Exchange-Traded Funds (Proceeds $211,964)	(191,463)

	Total Securities Sold Short (Proceeds $7,001,713)	$(6,339,886)

Number of Contracts
	WRITTEN Options Contracts – (0.0)%
	Call Options – (0.0)%
	Red Hat, Inc.
(1)	Exercise Price: $170.00, Notional Amount: $(17,000), Expiration Date: January 18, 2019*	(610)
	Tribune Media Co.
(3)	Exercise Price: $45.00, Notional Amount: $(13,500), Expiration Date: January 18, 2019*	(113)
	Twenty-First Century Fox, Inc. - Class A
(5)	Exercise Price: $49.00, Notional Amount: $(24,500), Expiration Date: January 18, 2019*	(125)

	Total Call Options (Proceeds $860)	(848)

	Put Options – (0.0)%
	Mallinckrodt PLC
(23)	Exercise Price: $15.00, Notional Amount: $(34,500), Expiration Date: January 18, 2019*	(2,070)

	Total Put Options (Proceeds $1,881)	(2,070)

	Total WRITTEN Options Contracts (Proceeds $2,741)	$(2,918)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,852,863 which represents 5.8% of Net Assets.
[2]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3]	Callable.
[4]	Variable rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[9]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of this security is $0.

See accompanying Notes to Schedule of Investments.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 91.4%
	Communications – 17.4%
1,424,032	eDreams ODIGEO S.A.*	$3,874,973
354,655	Houghton Mifflin Harcourt Co.*4	3,142,243
293,040	IMAX Corp.*1, 4	5,512,082
30,000	Walt Disney Co.[4]	3,289,500
		15,818,798
	Consumer Discretionary – 20.0%
275,063	BlueLinx Holdings, Inc.*	6,796,807
380,000	Garrett Motion, Inc. *4	4,689,200
614,405	Potbelly Corp. *4	4,945,960
929,997	Restaurant Group PLC	1,690,257
		18,122,224
	Consumer Staples – 16.2%
10,000	Costco Wholesale Corp.	2,037,100
281,829	Darling Ingredients, Inc.*	5,422,390
250,000	Primo Water Corp.*4	3,502,500
37,166	Sanderson Farms, Inc. [4]	3,690,212
		14,652,202
	Energy – 1.2%
74,671	CrossAmerica Partners LP	1,057,342

	Financials – 9.9%
10	Berkshire Hathaway, Inc. - Class A*	3,060,000
12,286	Diamond Hill Investment Group, Inc.	1,836,143
406,680	Exantas Capital Corp. [4]	4,074,933
		8,971,076
	Materials – 14.7%
202,910	AdvanSix, Inc. *	4,938,829
100,000	Berry Global Group, Inc.*	4,753,000
242,600	Graphic Packaging Holding Co. [4]	2,581,264
61,416	Univar, Inc.*4	1,089,520
		13,362,613
	Technology – 9.0%
30,000	MicroStrategy, Inc. - Class A*4	3,832,500
300,000	OneSpan, Inc.*4	3,885,000
119,585	Telenav, Inc.*4	485,515
		8,203,015
	Utilities – 3.0%
155,899	Luxfer Holdings PLC[1]	2,748,500

	Total Common Stocks (Cost $90,681,941)	82,935,770

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES – 6.9%
	Financials – 6.9%
	B. Riley Financial, Inc.
33,749	7.375%, 5/31/2023[2]	$820,438
74,550	6.875%, 9/30/2023[2]	1,720,614
53,391	7.500%, 5/31/2027[2]	1,281,384
104,004	7.250%, 12/31/2027[2]	2,375,451
		6,197,887
	Total EXCHANGE-TRADED DEBT SECURITIES (Cost $6,642,350)	6,197,887

	Short-Term Investments – 8.0%
7,278,825	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.24%[3]	7,278,825

	Total Short-Term Investments (Cost $7,278,825)	7,278,825

	Total Investments – 106.3% (Cost $104,603,116)	96,412,482
	Liabilities in Excess of Other Assets – (6.3)%	(5,699,756)

	Total Net Assets – 100.0%	$90,712,726

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	The rate is the annualized seven-day yield at period end.
[4]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511.  This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At December 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$451,460,837	$47,726,463	$106,536,832

Gross unrealized appreciation	$10,748,294	$1,300,196	$3,422,068
Gross unrealized depreciation	(20,058,676)	(5,170,601)	(13,546,418)
Net unrealized depreciation on investments	$(9,310,382)	$(3,870,405)	$(10,124,350)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks*	$285,984,864	$-	$-	$285,984,864
Purchased Options Contracts	-	534	-	534
Rights	-	-	0	0
Short-Term Investments	248,711,016	-	-	248,711,016
Total Assets	$534,695,880	$534	$0	$534,696,414

Liabilities
Securities Sold Short
Common Stocks*	$92,515,452	$-	$-	$92,515,452
Written Options Contracts	4,525	25,982	-	30,507
Total Liabilities	$92,519,977	$25,982	$-	$92,545,959

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$1,920,445	$-	$1,920,445
Closed-End Funds	12,582,390	-	-	12,582,390
Collateralized Mortgage Obligations	-	7,744,474	-	7,744,474
Common Stocks*	19,136,201	-	-	19,136,201
Corporate Bonds	-	1,594,575	-	1,594,575
Exchange-Traded Debt Securities	1,192,897	-	-	1,192,897
Purchased Options Contracts	-	21	-	21
Rights	22,940	-	0	22,940
Warrants	62,501	-	-	62,501
Short-Term Investments	5,942,418	-	-	5,942,418
Total Assets	$38,939,347	$11,259,515	$0	$50,198,862

Liabilities
Securities Sold Short
Common Stocks*	$6,148,423	$-	$-	$6,148,423
Exchange-Traded Funds	191,463	-	-	191,463
Written Options Contracts	2,195	723	-	2,918
Total Liabilities	$6,342,081	$723	$-	$6,342,804

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2018 (Unaudited)

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$82,935,770	$-	$-	$82,935,770
Exchange-Traded Debt Securities	6,197,887	-	-	6,197,887
Short-Term Investments	7,278,825	-	-	7,278,825
Total Assets	$96,412,482	$-	$-	$96,412,482

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 securities at period end.

***	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Merger Arbitrage Fund	Multi-Strategy Fund
Beginning balance September 30, 2018	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of December 31, 2018	$-	$-

The Level 3 investments as of December 31, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	3/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	3/1/2019

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/1/2019

*	Print the name and title of each signing officer under his or her signature.